Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Entity Registrant Name	FLORA GROWTH CORP.
Entity Central Index Key	0001790169
Document Type	6-K/A
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2022
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Entity File Number	001-40397
Entity Address Address Line 1	365 Bay Street
Entity Address Address Line 2	Suite 800
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Postal Zip Code	M5H 2V1
Amendment Description	This Report on Form 6-K/A (the “Amendment”) amends the Report on Form 6-K filed on August 15, 2022 (the “Original 6-K”) containing the Unaudited Interim Condensed Consolidated Financial Statements of Flora Growth Corp. (the “Company”) as of and for the six months ended June 30, 2022. The purpose of this Amendment is solely to provide the Company’s Unaudited Interim Condensed Consolidated Financial Statements as of and for the six months ended June 30, 2022 formatted in Inline eXtensible Business Reporting Language (“iXBRL”) in accordance with Rule 405 of Regulation S-T and paragraph C.(6)(a)(ii) of the General Instructions to Form 6-K, attached hereto as Exhibit 99.1. Such Unaudited Interim Condensed Consolidated Financial Statements were previously filed without iXBRL as exhibit 99.2 to the Original 6-K. Except as described above, this Amendment speaks as of the original filing date of the Original 6-K and does not amend, update or restate any information set forth in the Original 6-K or reflect any events that occurred subsequent to the original filing date of the Original 6-K.